EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

19.         EARNINGS PER SHARE

As of March 23, 2011, the Company filed an Amended and Restated Memorandum of Association of the Company, which consolidates the share capital of the Company at a ratio of 3.5:1 by increasing the par value of the Company’s share capital from US$0.002 par value each to US$0.007 par value each, thereby reducing the number of authorized shares from US$1,000,000 divided into 500,000,000 ordinary shares of US$0.002 par value each to US$1,000,000 divided into 142,857,142.86 ordinary shares of US$0.007 par value each (the “Share Consolidation”). The market date of effectiveness of the Share Consolidation is March 30, 2011.

The earnings per share assuming the share consolidation occurred as of December 31, 2011, 2010 and 2009 consist of the followings:

	December 31,	December 31,	December 31,
	2011	2010	2009
Net income for basic earnings per share($)	12,305,290	9,565,032	5,730,519
Weighted average number of shares	5,835,145	5,786,140	5,745,238
Basic earnings per share($)	2.11	1.65	1.00

	December 31,	December 31,	December 31,
	2011	2010	2009
Net income for basic earnings per share($)	12,305,290	9,652,958	5,730,519
Interest expense adjustment arising from deemed conversion of convertible notes	556,484	87,926	-
Net income for diluted earnings per share($)	12,861,774	9,740,884	5,730,519

Weighted average number of shares before dilution	5,835,145	5,786,140	5,745,238
Diluted shares arising from conversion of convertible notes	1,324,248	210,429	-
Weighted average number of shares after dilution	7,159,393	5,996,569	5,745,238

Diluted earnings per share($)	$1.80	$1.61	$1.00